Document and Entity Information	Feb. 17, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001876588
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 17, 2023
Entity Registrant Name	ZimVie Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41242
Entity Tax Identification Number	87-2007795
Entity Address, Address Line One	10225 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	443-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZIMV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false